Employee Benefits - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($) yr	Dec. 31, 2017 USD ($) yr	Dec. 31, 2016 USD ($) yr
Disclosure of defined benefit plans [line items]
Number of defined benefit plans	84
Present value of funded obligations	$ 6,762,000,000	$ 7,506,000,000
Employee benefit net	2,665,000,000	2,971,000,000
Fair value of the plan assets	564,000,000
Increase in employee benefit net liability	842,000,000
Actual return on plans assets resulting to gain (losses)	$ (108,000,000)	$ 472,000,000
Weighted average duration of the benefit benefit obligation | yr	13.3	13.8	14.0
Defined Benefit Plan [Member]
Disclosure of defined benefit plans [line items]
Defined contribution plans	$ 116,000,000	$ 118,000,000	$ 77,000,000
Retirement or Leaving Service Plans [Member]
Disclosure of defined benefit plans [line items]
Number of defined benefit plans	62
Medical Cost Plans [Member]
Disclosure of defined benefit plans [line items]
Number of defined benefit plans	18
Medical Cost Plans [Member] | Brazil [Member]
Disclosure of defined benefit plans [line items]
Number of defined benefit plans	2
Present value of funded obligations	$ 175,000,000
Net liability recognized in the balance sheet	$ 0
Other Long Term Employee Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Number of defined benefit plans	4
Active Employees [Member]
Disclosure of defined benefit plans [line items]
Present value of funded obligations	$ 1,600,000,000
Deferred [member]
Disclosure of defined benefit plans [line items]
Present value of funded obligations	1,500,000,000
Members in Retirement [Member]
Disclosure of defined benefit plans [line items]
Present value of funded obligations	4,500,000,000
Funded Defined Benefit Plans [member]
Disclosure of defined benefit plans [line items]
Expected contribution towards defined benefit plans	246,000,000
Unfunded Defined Benefit Plans And Post Retirement Medical Plans [member]
Disclosure of defined benefit plans [line items]
Expected contribution towards defined benefit plans	$ 73,000,000